Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

7.      INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Brand name	16,442	16,567
Customer relationship	12,978	12,978
Software	9,860	8,805
Patent	13,708	13,708
Others	562	562
Total cost of intangible assets	53,550	52,620
Less: accumulated amortization	(13,445)	(24,200)
Intangible asset	40,105	28,420

The Group recorded amortization expense of RMB 1,907, RMB10,803 and RMB11,202 for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, the future estimated amortization expenses are as below:

As of December 31, 2020
RMB
Within one year	9,051
1 – 2 years	5,655
2 – 3 years	3,910
3 – 4 years	1,174
4 – 5 years	754
5 years and thereafter	7,876
Total	28,420